Inventories (Details) - Components of Inventories (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Components of Inventories [Abstract]
Raw materials	$ 118,765	$ 158,316	$ 167,765
Work in process	156,741	179,314	191,450
Finished goods	241,538	157,856	385,793
Inventories, net	$ 517,044	$ 495,486	$ 745,008